Summary of Principal Accounting Policies (Details 4) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Earnings per share
Net income attributable to Leju ordinary shareholders-basic and diluted	$ 35,330,089	$ 66,520,894	$ 42,524,962
Weighted average number of ordinary shares outstanding-basic (in shares)	134,528,971	129,320,666	120,000,000
Stock options	1,695,003	3,181,434
Weighted average number of ordinary shares outstanding - diluted (in shares)	136,223,974	132,502,100	120,000,000
Basic earnings per share (in dollars per share)	$ 0.26	$ 0.51	$ 0.35
Diluted earnings per share (in dollars per share)	$ 0.26	$ 0.50	$ 0.35
Share options and restricted shares
Antidilutive instruments excluded from computation of diluted earnings (loss) per share
Antidilutive securities excluded from computation of diluted earnings (loss) per share	2,464,500		599,333